Item 1 Schedule of Investments


T. Rowe Price GNMA Fund
Unaudited                                                    August 31, 2005
PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares     Value
(Amounts in 000s)

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 98.0%
 U.S. Government Obligations 98.0%
 Government National Mortgage Assn.

 4.50%, 7/15 - 8/15/35                                 14,499        14,205

 5.00%, 10/15/17 - 10/20/33                            239,323       240,778

 5.50%, 7/15/14 - 8/15/35                              392,407       400,278

 6.00%, 11/15/08 - 1/20/35                             360,854       372,123

 6.50%, 12/15/14 - 10/20/34                            80,870        84,385

 6.75%, 2/15/41                                        9,765         10,099

 7.00%, 3/15/13 - 2/15/34                              38,621        40,566

 7.50%, 3/15/07 - 9/15/32                              19,848        21,130

 8.00%, 3/15/14 - 3/15/30                              16,022        16,953

 8.50%, 12/15/05 - 2/20/23                             2,682         2,888

 9.00%, 5/15/09 - 9/15/24                              1,362         1,489

 9.25%, 8/15/16 - 12/15/19                             254           279

 9.50%, 6/15/09 - 12/15/24                             763           835

 9.75%, 8/15/16 - 2/15/21                              194           214

 10.00%, 2/15/16 - 3/15/26                             3,136         3,468

 10.25%, 9/20/16                                       21            22

 10.50%, 2/15/13 - 10/15/21                            331           366

 11.00%, 2/15/10 - 7/20/20                             262           289

 11.50%, 6/15/10 - 11/15/19                            468           522

 12.00%, 10/15/10 - 6/15/15                            654           737

 12.25%, 3/15/14 - 7/20/15                             53            60

 12.50%, 4/15/10 - 1/20/16                             303           341

 12.75%, 12/20/13 - 12/20/14                           59            67

 13.00%, 1/15/11 - 9/20/15                             211           241

 13.50%, 5/15/10 - 1/15/15                             154           176

 CMO
 2.212%, 10/16/17                                      3,574         3,419

 2.946%, 3/16/19                                       7,800         7,512

 5.00%, 8/16/28                                        2,556         2,550

 5.50%, 2/20/30 - 5/20/31                              62,309        63,948

 6.50%, 10/20/27                                       9,849         10,416

 Principal Only, CMO,  3/16/28                         793           745

 VR, CMO, 5.064%, 9/16/26                              13,200        13,432

 TBA
 6.00%, 1/1/33                                         1,887         1,943

 6.50%, 1/1/34                                         56,825        59,275

 U.S. Department of Veteran Affairs
 CMO, VR, 9.593%, 3/15/25                              662           701

 Total U.S. Government & Agency Mortgage-Backed
 Securities
 (Cost $1,369,576)                                                   1,376,452

 Money Market Funds 5.9%
 T. Rowe Price Government Reserve Investment Fund
 3.46% #+                                              82,972        82,972

 Total Money Market Funds  (Cost $82,972)                            82,972

 Total Investments in Securities
 103.9% of Net Assets (Cost $1,452,548)                $             1,459,424


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +    Affiliated company - See Note 4.
 CMO  Collateralized  Mortgage Obligation
 TBA To Be Announced security was purchased on a forward commitment basis
 VR Variable Rate; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price GNMA Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities. The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Commitments and Dollar Rolls
At August 31, 2005, the fund held To Be Announced (TBA) mortgage backed securities purchased on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $1,452,548,000. Net unrealized gain aggregated $6,876,000 at period-end, of which $13,989,000 related to appreciated investments and $7,113,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $1,003,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $82,972,000 and $279,965,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005